Equity - dividends	12 Months Ended
Jun. 30, 2020
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Equity - dividends
Note 21. Equity - dividends
Dividends
There were no dividends paid, recommended or declared during the current or previous financial year.

Franking credits
There were no franking credits available at the reporting date.